Income taxes (Details 5) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	₨ 10,292	₨ 11,939
Recognized in income statement	(2,165)	(1,108)
Recognized in equity	17	(539)
Balance, at the end	8,144	10,292
Inventory [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	3,997	3,216
Recognized in income statement	(800)	781
Recognized in equity	0	0
Balance, at the end	3,197	3,997
Minimum Alternate Tax [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	4,748	6,246
Recognized in income statement	(819)	(1,498)
Balance, at the end	3,929	4,748
Trade and other receivables [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	569	369
Recognized in income statement	141	200
Balance, at the end	710	569
Operating and other tax loss carry-forward [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	2,593	3,399
Recognized in income statement	(540)	(806)
Balance, at the end	2,053	2,593
Other current assets and other current liabilities, net [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	1,404	1,448
Recognized in income statement	142	(44)
Balance, at the end	1,546	1,404
Property, plant and equipment [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(2,548)	(2,361)
Recognized in income statement	(752)	(187)
Balance, at the end	(3,300)	(2,548)
Other intangible assets [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(283)	(477)
Recognized in income statement	317	194
Balance, at the end	34	(283)
Others [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(188)	99
Recognized in income statement	146	252
Recognized in equity	17	(539)
Balance, at the end	₨ (25)	₨ (188)